EMPLOYEE BENEFIT PLANS - Contributions in Multiemployer Pension Plans (FY) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 21, 2015	Jan. 01, 2013	Jun. 30, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan Disclosure [Line Items]
Contributions by the Company				$ 1,521,000	$ 2,054,000	$ 2,584,000
Contribution to the plan (as a percent)				5.00%
Increasing in weekly pension fund contribution rates	$ 75
Surcharge imposed (as a percent)			5.00%
Defined Contribution Plan
Defined Contribution Plan Disclosure [Line Items]
Surcharge imposed (as a percent)		10.00%
Idaho Operating Engineers Employers Pension Trust Fund
Defined Contribution Plan Disclosure [Line Items]
EIN				916075538
Plan Number				001
Pension Protection Act Zone Status					Green	Green
FIP / RP Status Pending / Implemented				No
Contributions by the Company				$ 1,020,000	$ 1,306,000	$ 1,820,000
Surcharge Imposed				No
Expiration Dates of Collective Bargaining Agreements				Jun. 30, 2018
Automobile Mechanics Local Number Seven Hundred And One Union and Industry Pension Plan
Defined Contribution Plan Disclosure [Line Items]
EIN				366042061
Plan Number				001
Pension Protection Act Zone Status					Yellow	Red
FIP / RP Status Pending / Implemented				Implemented
Contributions by the Company				$ 501,000	$ 748,000	$ 764,000
Surcharge Imposed				Yes
Expiration Dates of Collective Bargaining Agreements				Jun. 01, 2018